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                           SMITH BARNEY FUNDS, INC.
                               on behalf of the
                            SMITH BARNEY SHORT-TERM
                          INVESTMENT GRADE BOND FUND

                       Supplement dated July 31, 2003 to
                         Prospectus dated May 12, 2003

   The following information revises and supersedes, as applicable, the information set forth in the section entitled "Investments, risks and performance" relating to the table "Average Annual Total Returns" in the
Prospectus:

   The benchmark is named "SB Treasury/Government/Sponsored/Credit 1-5 year Index."





FD 02813